Investment Objectives and Goals	Oct. 31, 2025
U.S. Large Cap Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Large Cap Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the U.S. Large Cap Equity Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
U.S. SMALL CAP VALUE PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Small Cap Value Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the U.S. Small Cap Value Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
U.S. Targeted Value Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Targeted Value Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the U.S. Targeted Value Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
U.S. CORE EQUITY 1 PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Core Equity 1 Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the U.S. Core Equity 1 Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
U.S. CORE EQUITY 2 PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Core Equity 2 Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the U.S. Core Equity 2 Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
U.S. VECTOR EQUITY PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Vector Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the U.S. Vector Equity Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
U.S. SMALL CAP PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Small Cap Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the U.S. Small Cap Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
U.S. MICRO CAP PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Micro Cap Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the U.S. Micro Cap Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
U.S. High Relative Profitability Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	U.S. High Relative Profitability Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the U.S. High Relative Profitability Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
DFA REAL ESTATE SECURITIES PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	DFA Real Estate Securities Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the DFA Real Estate Securities Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
U.S. Large Cap Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Large Cap Growth Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the U.S. Large Cap Growth Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
U.S. Small Cap Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Small Cap Growth Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the U.S. Small Cap Growth Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.